Stock-Based Compensation - Summary of Number of PSUs and RSUs (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	106,070	162,344
Vested (in shares)	(106,070)	(49,477)
Forfeited (in shares)	0	(6,797)
Settled (in shares)	0	0
Units outstanding - ending (in shares)	0	106,070
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	133,620	200,883
Vested (in shares)	(98,860)	(3,728)
Forfeited (in shares)	0	(7,125)
Settled (in shares)	(34,760)	(56,410)
Units outstanding - ending (in shares)	0	133,620